Concentration of Risks (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%